NOTE 18. RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable, Related Parties	$ 2,716	$ 0
Mr. Chen Lei
Accounts Payable, Related Parties	$ 2,716	$ 0